Fair Value of Financial Instruments - Summary of Fair Value Measurement of Investment (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Federal reserve stock and federal home loan bank stock [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Federal reserve stock and federal home loan bank stock	$ 2,097	$ 832